Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 29, 2017	Dec. 31, 2016
Cash And Cash Equivalents [Abstract]
Cash	$ 3,593,756	$ 1,912,047	$ 1,616,408
Investments of cash surpluses	3,897,894	3,894,166	5,855,824
Cash equivalents designated for expenditure, held in trust	8,543	345,244	257,911
Total	$ 7,500,193	$ 6,151,457	$ 7,730,143	$ 8,543	$ 5,188,138